Capital adequacy - Own funds (Details) - SEK (kr) kr in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 17,493	kr 17,342
Total regulatory adjustments to Common Equity Tier 1 capital	(326)	(106)
Total Common Equity Tier-1 capital	17,167	17,236
Total Tier-1 capital	17,167	17,236
Tier 2-eligible subordinated debt	2,096	2,049
Total Tier 2 capital	2,096	2,049
Total Own funds	kr 19,263	19,285
Total Own funds according to Basel I floor		kr 19,350
IRB approach
Disclosure of objectives, policies and processes for managing capital [line items]
Threshold percentage to increase own funds	0.60%	0.60%
Share capital
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	kr 3,990
Retained earnings.
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	13,754	12,782
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	(346)	30
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	95	540
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(484)	(396)
Intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(60)	(66)
Hedge reserve
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(20)	(25)
Own credit risk
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	348	446
Negative Amounts Resulting From The Calculation Of Expected Loss Amounts [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	kr (110)	kr (65)